Taxation (Details) $ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 01, 2019 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2024 CNY (¥)
Taxation (Details) [Line Items]
Profits tax rate	$ 2,000,000
Profits tax reduced percentage	8.25%
Rate of withholding tax		5.00%	5.00%
Percentage of statutory income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Rate of preferential tax		15.00%	15.00%
Tax saving amount		$ 135,991		$ (209,381)	$ (223,773)
Tax saving on net income per share (in Dollars per share) | $ / shares				$ 0.02	$ 0.02
Foreign investor owns shares of FIE		25.00%	25.00%
Tax loss carryforwards		$ 341,335		$ 90,991
Valuation allowance of deferred tax assets		121,016		90,991
Operating loss carryforwards		1,162,802
Income taxes payable		11,668		343,046
Income Tax Recoverable		$ 696,531		337,445
Tax liability (in Yuan Renminbi) | ¥							¥ 0.1
High and New Technology Enterprise [Member]
Taxation (Details) [Line Items]
Rate of preferential tax		15.00%	15.00%
Tax saving amount				209,381	$ 223,773
CCSC Technology Group [Member]
Taxation (Details) [Line Items]
Tax loss carryforwards		$ 733,431		551,460
High and New Technology Enterprise [Member]
Taxation (Details) [Line Items]
Tax saving amount
Foreign Investment Enterprise [Member]
Taxation (Details) [Line Items]
Percentage of dividends distributed		10.00%	10.00%
Hong Kong [Member]
Taxation (Details) [Line Items]
Rate of withholding tax		16.50%	16.50%
Tax loss carryforwards		$ 1,011,604		$ 551,460
Serbia [Member]
Taxation (Details) [Line Items]
Rate of withholding tax		15.00%	15.00%
Netherlands [Member]
Taxation (Details) [Line Items]
Rate of withholding tax		19.00%	19.00%		15.00%	15.00%
Remaining profits taxed					25.80%	25.80%
Netherlands [Member] | CCSC Interconnect NL [Member]
Taxation (Details) [Line Items]
Profits tax rate | €			€ 200,000			€ 395,000